UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Vermillion Asset Management, LLC
Address:               267 Fifth Avenue, 7th Floor
                       New York, NY  10016

Form 13F File Number:  28-12729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Zuech
Title:     Chief Compliance Officer
Phone:     212-683-8816

Signature, Place and Date of Signing:

/s/ Christopher Zuech              New York, NY               May 10, 2011

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                            0

Form 13F Information Table Entry Total                       16

Form 13F Information Table Value Total:     $659,622 (thousands)

List of Other Included Managers:  NONE

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

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Column 1               Column 2     Column 3   Column 4              Column 5          Column 6   Column 7       Column 8
                                                          Shares or
                       Title of                  Value    Principal   SH/      PUT/   Investment    Other     Voting Authority
Name of Issuer         Class          Cusip    (x$1,000)    Amount    PRN      CALL   Discretion  Managers   Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC          COM          12572Q105     1,890       6,000   SH                 SOLE       None      6,000
SPDR GOLD TRUST        GOLD SHS     78463V107   118,881     850,000   SH                 SOLE       None    850,000
SPDR GOLD TRUST        CALL         78463V907   115,217     823,800            CALL      SOLE       None    823,800
SPDR GOLD TRUST        CALL         78463V907    71,930     514,300            CALL      SOLE       None    514,300
SPDR GOLD TRUST        PUT          78463V957    69,930     500,000            PUT       SOLE       None    500,000
SPDR GOLD TRUST        PUT          78463V957    69,930     500,000            PUT       SOLE       None    500,000
SPDR S&P 500 ETF TR    TR UNIT      78462F103     3,677     100,000   SH                 SOLE       None    100,000
SPDR S&P 500 ETF TR    PUT          78462F953       184       5,000            PUT       SOLE       None      5,000
SPDR S&P 500 ETF TR    CALL         78462F903    18,385     500,000            CALL      SOLE       None    500,000
SPDR S&P 500 ETF TR    CALL         78462F903    29,559     803,900            CALL      SOLE       None    803,900
SPDR S&P 500 ETF TR    CALL         78462F903    36,770   1,000,000            CALL      SOLE       None  1,000,000
SPDR S&P 500 ETF TR    PUT          78462F953    36,770   1,000,000            PUT       SOLE       None  1,000,000
SPDR S&P 500 ETF TR    PUT          78462F953    55,155   1,500,000            PUT       SOLE       None  1,500,000
SPDR S&P 500 ETF TR    CALL         78462F903    12,870     350,000            CALL      SOLE       None    350,000
SPDR S&P 500 ETF TR    PUT          78462F953    12,870     350,000            PUT       SOLE       None    350,000
MARKET VECTORS ETF TR  AGRIBUS ETF  57060U605     5,604     100,000   SH                 SOLE       None    100,000

                                                659,622